Subsequent events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended			0 Months Ended		0 Months Ended
	Dec. 31, 2013 t	Dec. 31, 2012 Vessel	Jun. 30, 2011	Dec. 31, 2013 DVB Bank Loan Facility [Member]	Dec. 31, 2013 Ardmore Seavantage January 2014 [Member] Imo t	Dec. 31, 2013 Ardmore Seavanguard February 2014 [Member] Imo t	Jan. 15, 2014 Subsequent Event [Member]	Jan. 17, 2014 Subsequent Event [Member] DVB Bank Loan Facility [Member]	Jan. 23, 2014 Subsequent Event [Member] Senior Debt Facility [Member] Vessel	Jan. 07, 2014 Subsequent Event [Member] Ardmore Seamariner October 2006 [Member] t	Jan. 17, 2014 Subsequent Event [Member] Ardmore Seavantage January 2014 [Member] Imo	Feb. 11, 2014 Subsequent Event [Member] Ardmore Seavanguard February 2014 [Member]
Subsequent Event [Line Items]
Carrying capacity of Vessel	823,804				49,997	49,998				45,726
IMO product and chemical tanker					3	3					3
Number of vessels under construction		12							8
Time charter employment period of vessels										3 months	1 year
Cash dividend declared date							Jan. 15, 2014
Cash dividend declared (in dollars per share)							$ 0.10
Cash dividend to be paid, date							Feb. 14, 2014
Debt drawn under loan facility			$ 32.40	$ 36.85				$ 22.50
Remaining borrowing capacity				45.0								22.5
Senior debt facility				$ 81.85					$ 172.00
Variable rate basis				LIBOR					LIBOR
Basis spread on variable rate (in hundredths)				3.75%					3.15%